Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about of reconciliation of effective income tax rate [Table Text Block]
	Year ended December 31,
	2022	2021
Loss for the year before taxes	$(34,092)	$(15,569)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(9,205)	(4,204)
Difference in foreign tax rates	(453)	(156)
Change in unrecognized deferred tax and other items	9,166	4,360
Income Tax Expense / (Recovery)	$492	$-

Disclosure of components of deferred tax assets [Table Text Block]
	Year ended December 31,
	2022	2021
Non-capital loss carry forward assets	$13,247	$14,350
Mineral property acquisition, exploration and development costs	(13,247)	(14,350)
Net deferred income taxes	$-	$-

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses [Table Text Block]
	Year ended December 31,
	2022	2021
Non-capital loss carry forward assets	$55,476	$49,901
Capital loss carry forward assets	360	360
Other assets	7,431	6,108
Unrecognized deferred income tax assets	$63,267	$56,369

Disclosure of non-capital loss carry forwards in Canada and the United States [Table Text Block]
	Canada	US Federal	US State
Within One Year	$-	$859	$4,350
One to Five Years	5,598	6,889	44,049
More than Five Years	73,722	124,741	76,341
No expiration	-	33,853	33,854
Non-capital loss carry forwards	$79,320	$166,342	$158,594